Long-Term Debt - Summary of Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt	$ 58,002	$ 51,480
MUB
Debt Instrument [Line Items]
Discounted liability to MUFG	$ 2,200	2,100
Medium-term notes
Debt Instrument [Line Items]
Weighted-average interest rate	4.40%
Federal Home Loan Bank advances
Debt Instrument [Line Items]
Weighted-average interest rate	4.63%
Bank notes
Debt Instrument [Line Items]
Weighted-average interest rate	3.08%
U.S. Bancorp (Parent Company)
Debt Instrument [Line Items]
Long-term debt	$ 35,257	34,332
U.S. Bancorp (Parent Company) | Other
Debt Instrument [Line Items]
Long-term debt	$ 2,000	1,915
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 3.600%, Maturity 2024
Debt Instrument [Line Items]
Rate	3.60%
Long-term debt	$ 0	1,000
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 7.500%, Maturity 2026
Debt Instrument [Line Items]
Rate	7.50%
Long-term debt	$ 199	199
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 3.100%, Maturity 2026
Debt Instrument [Line Items]
Rate	3.10%
Long-term debt	$ 1,000	1,000
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 3.000%, Maturity 2029
Debt Instrument [Line Items]
Rate	3.00%
Long-term debt	$ 1,000	1,000
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 4.967%, Maturity 2023
Debt Instrument [Line Items]
Rate	4.967%
Long-term debt	$ 1,300	1,300
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 2.491%, Maturity 2036
Debt Instrument [Line Items]
Rate	2.491%
Long-term debt	$ 1,300	1,300
U.S. Bancorp (Parent Company) | Fixed | Medium-term notes
Debt Instrument [Line Items]
Long-term debt	$ 27,939	26,618
U.S. Bancorp (Parent Company) | Fixed | Medium-term notes | Minimum
Debt Instrument [Line Items]
Rate	1.375%
U.S. Bancorp (Parent Company) | Fixed | Medium-term notes | Maximum
Debt Instrument [Line Items]
Rate	6.787%
U.S. Bancorp (Parent Company) | Floating | Medium-term notes
Debt Instrument [Line Items]
Rate	3.813%
Long-term debt	$ 519	0
Subsidiaries
Debt Instrument [Line Items]
Long-term debt	22,745	17,148
Subsidiaries | Other
Debt Instrument [Line Items]
Long-term debt	1,977	1,484
Subsidiaries | Fixed | Federal Home Loan Bank advances
Debt Instrument [Line Items]
Long-term debt	$ 12,550	9,051
Subsidiaries | Fixed | Federal Home Loan Bank advances | Minimum
Debt Instrument [Line Items]
Rate	1.86%
Subsidiaries | Fixed | Federal Home Loan Bank advances | Maximum
Debt Instrument [Line Items]
Rate	8.25%
Subsidiaries | Fixed | Bank notes
Debt Instrument [Line Items]
Long-term debt	$ 3,405	2,289
Subsidiaries | Fixed | Bank notes | Minimum
Debt Instrument [Line Items]
Rate	2.05%
Subsidiaries | Fixed | Bank notes | Maximum
Debt Instrument [Line Items]
Rate	5.55%
Subsidiaries | Floating | Federal Home Loan Bank advances
Debt Instrument [Line Items]
Long-term debt	$ 3,000	3,000
Subsidiaries | Floating | Federal Home Loan Bank advances | Minimum
Debt Instrument [Line Items]
Rate	5.19%
Subsidiaries | Floating | Federal Home Loan Bank advances | Maximum
Debt Instrument [Line Items]
Rate	5.21%
Subsidiaries | Floating | Bank notes
Debt Instrument [Line Items]
Long-term debt	$ 1,813	$ 1,324
Subsidiaries | Floating | Bank notes | Minimum
Debt Instrument [Line Items]
Rate	0.00%
Subsidiaries | Floating | Bank notes | Maximum
Debt Instrument [Line Items]
Rate	4.588%